UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Ocean Fund Advisors, LLC
Address:   100 Wilshire Boulevard, Suite 1850
           Santa Monica, CA  90401
           ------------------------------------------

Form  13F  File  Number:
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Michael H. Browne
        -------------------------
Title:  CEO, Managing Member
        -------------------------
Phone:  310-451-8330
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael H. Browne                Santa Monica, CA                 05/15/2001
---------------------                ----------------                 ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            35
                                              ------------

Form  13F  Information  Table  Value  Total:  $200,672,169
                                              ------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
American Express Co            Common           025816109  6870255  166350          Sole             166350      0    0
Amgen Inc                      Common           031162100  4498300   74735          Sole              74735      0    0
CVS Corporation                Common           126650100  5714473   97700          Sole              97700      0    0
Cisco Systems Inc              Common           17275R102  5327970  337000          Sole             337000      0    0
Coca-Cola Co                   Common           191216100  2411544   53400          Sole              53400      0    0
Conseco Inc Com                Common           208464107  5635000  350000          Sole             350000      0    0
Costco Wholesale               Common           22160K105  5667700  144400          Sole             144400      0    0
Dell Computer                  Common           247025109  7031353  273700          Sole             273700      0    0
Dollar Tree Stores             Common           256747106  4324670  224425          Sole             224425      0    0
EMC Corp                       Common           268648102  3275160  111400          Sole             111400      0    0
Echostar Commun Corp           Common           278762109  8007256  289175          Sole             289175      0    0
Extreme                        Common           30226D106  3110445  204500          Sole             204500      0    0
Genentech Inc                  Common           368710406  5542375  109750          Sole             109750      0    0
Guidant Corporation            Common           401698105 10730115  238500          Sole             238500      0    0
Hasbro Inc                     Common           418056107  1346760  104400          Sole             104400      0    0
King Pharmaceuticals           Common           495582108  4859438  119250          Sole             119250      0    0
Loews Corp                     Common           540424108  5290461   89050          Sole              89050      0    0
Microsoft Corp                 Common           594918104  4807251   87900          Sole              87900      0    0
Minnesota Mng & Mfg Co         Common           604059105 11075740  106600          Sole             106600      0    0
Morgan Stanly Dn Wttr          Common           617446448  1005800   18800          Sole              18800      0    0
NRG Energy                     Common           629377102  2795520   76800          Sole              76800      0    0
Pfizer Inc                     Common           717081103  7800975  190500          Sole             190500      0    0
Pharmacia Corp                 Common           71713U102 11173930  221837          Sole             221837      0    0
Philip Morris Cos Inc          Common           718154107  8721310  183800          Sole             183800      0    0
PMC - Sierra                   Common           69344F106  3191460  129000          Sole             129000      0    0
Qualcomm                       Common           747525103  5976241  105550          Sole             105550      0    0
Redback Networks               Common           757209101  1152348   88100          Sole              88100      0    0
Republic Services Inc          Common           760759100  5283750  281800          Sole             281800      0    0
Safeway Inc                    Common           786514208  9325865  169100          Sole             169100      0    0
Schering Plough Corp           Common           806605101  9127021  249850          Sole             249850      0    0
Texas Instruments Inc          Common           882508104  6100582  196920          Sole             196920      0    0
Tyco Intl Ltd                  Common           902124106  5753913  133100          Sole             133100      0    0
Viacom Inc                     Common           925524308  6447101  146625          Sole             146625      0    0
Watson Pharmaceutical          Common           942683103  5691320  108200          Sole             108200      0    0
Wells Fargo & Co               Common           949746101  5598767  113175          Sole             113175      0    0